Distribution Date:	08/12/25	Citigroup Commercial Mortgage Trust 2016-GC36
Determination Date:	08/06/25
Next Distribution Date:	09/12/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-GC36

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.
Certificate Factor Detail	3		Attention: Richard Simpson	(212) 816-5343	richard.simpson@citi.com; ryan.m.oconnor@citi.com
Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Exchangeable Certificate Factor Detail	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Additional Information	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	9				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	27
			-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	17324TAA7	1.613000%	42,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	17324TAB5	2.292000%	22,079,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	17324TAC3	3.524000%	33,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	17324TAD1	3.349000%	225,000,000.00	220,863,507.26	27,842,950.72	616,393.24	0.00	0.00	28,459,343.96	193,020,556.54	36.26%	30.00%
A-5	17324TAE9	3.616000%	415,175,000.00	415,175,000.00	0.00	1,251,060.67	0.00	0.00	1,251,060.67	415,175,000.00	36.26%	30.00%
A-AB	17324TAF6	3.368000%	70,409,000.00	2,631,160.29	1,312,714.56	7,384.79	0.00	0.00	1,320,099.35	1,318,445.73	36.26%	30.00%
A-S	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00	30.82%	25.50%
B	17324TAK5	4.905099%	75,136,000.00	75,136,000.00	0.00	307,124.60	0.00	0.00	307,124.60	75,136,000.00	22.97%	19.00%
C	17324TAM1	4.905099%	54,907,000.00	54,907,000.00	0.00	224,436.89	0.00	0.00	224,436.89	54,907,000.00	17.22%	14.25%
D	17324TAN9	2.850000%	65,021,000.00	65,021,000.00	0.00	154,424.88	0.00	0.00	154,424.88	65,021,000.00	10.43%	8.63%
E	17324TAQ2	4.905099%	28,898,000.00	28,898,000.00	0.00	118,122.96	0.00	0.00	118,122.96	28,898,000.00	7.40%	6.13%
F	17324TAS8	4.905099%	11,560,000.00	11,560,000.00	0.00	47,252.45	0.00	0.00	47,252.45	11,560,000.00	6.19%	5.13%
G*	17324TAU3	4.905099%	15,894,000.00	15,894,000.00	0.00	64,968.04	0.00	0.00	64,968.04	15,894,000.00	4.53%	3.75%
H	17324TAW9	4.905099%	43,347,829.00	43,347,829.00	0.00	94,078.15	0.00	0.00	94,078.15	43,347,829.00	0.00%	0.00%
R	17324TBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,155,934,830.00	985,450,496.55	29,155,665.28	3,052,091.20	0.00	0.00	32,207,756.48	956,294,831.27

X-A	17324TAG4	1.357876%	861,171,000.00	690,686,667.55	0.00	781,555.52	0.00	0.00	781,555.52	661,531,002.27
X-D	17324TAY5	2.055099%	65,021,000.00	65,021,000.00	0.00	111,353.83	0.00	0.00	111,353.83	65,021,000.00
Notional SubTotal			926,192,000.00	755,707,667.55	0.00	892,909.35	0.00	0.00	892,909.35	726,552,002.27

Deal Distribution Total					29,155,665.28	3,945,000.55	0.00	0.00	33,100,665.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	17324TAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	17324TAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	17324TAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	17324TAD1	981.61558782	123.74644764	2.73952551	0.00000000	0.00000000	0.00000000	0.00000000	126.48597316	857.86914018
A-5	17324TAE9	1,000.00000000	0.00000000	3.01333334	0.00000000	0.00000000	0.00000000	0.00000000	3.01333334	1,000.00000000
A-AB	17324TAF6	37.36965857	18.64413015	0.10488418	0.00000000	0.00000000	0.00000000	0.00000000	18.74901433	18.72552841
A-S	17324TAJ8	1,000.00000000	0.00000000	3.20750005	0.00000000	0.00000000	0.00000000	0.00000000	3.20750005	1,000.00000000
B	17324TAK5	1,000.00000000	0.00000000	4.08758252	0.00000000	0.00000000	0.00000000	0.00000000	4.08758252	1,000.00000000
C	17324TAM1	1,000.00000000	0.00000000	4.08758246	0.00000000	0.00000000	0.00000000	0.00000000	4.08758246	1,000.00000000
D	17324TAN9	1,000.00000000	0.00000000	2.37500008	0.00000000	0.00000000	0.00000000	0.00000000	2.37500008	1,000.00000000
E	17324TAQ2	1,000.00000000	0.00000000	4.08758253	0.00000000	0.00000000	0.00000000	0.00000000	4.08758253	1,000.00000000
F	17324TAS8	1,000.00000000	0.00000000	4.08758218	0.00000000	0.00000000	0.00000000	0.00000000	4.08758218	1,000.00000000
G	17324TAU3	1,000.00000000	0.00000000	4.08758274	0.00000000	0.00000000	0.00000000	0.00000000	4.08758274	1,000.00000000
H	17324TAW9	1,000.00000000	0.00000000	2.17030823	1.91727433	44.70475488	0.00000000	0.00000000	2.17030823	1,000.00000000
R	17324TBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	17324TAG4	802.03196293	0.00000000	0.90754974	0.00000000	0.00000000	0.00000000	0.00000000	0.90754974	768.17612561
X-D	17324TAY5	1,000.00000000	0.00000000	1.71258255	0.00000000	0.00000000	0.00000000	0.00000000	1.71258255	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/25 - 07/30/25	30	0.00	616,393.24	0.00	616,393.24	0.00	0.00	0.00	616,393.24	0.00
A-5	07/01/25 - 07/30/25	30	0.00	1,251,060.67	0.00	1,251,060.67	0.00	0.00	0.00	1,251,060.67	0.00
A-AB	07/01/25 - 07/30/25	30	0.00	7,384.79	0.00	7,384.79	0.00	0.00	0.00	7,384.79	0.00
X-A	07/01/25 - 07/30/25	30	0.00	781,555.52	0.00	781,555.52	0.00	0.00	0.00	781,555.52	0.00
A-S	07/01/25 - 07/30/25	30	0.00	166,844.53	0.00	166,844.53	0.00	0.00	0.00	166,844.53	0.00
B	07/01/25 - 07/30/25	30	0.00	307,124.60	0.00	307,124.60	0.00	0.00	0.00	307,124.60	0.00
C	07/01/25 - 07/30/25	30	0.00	224,436.89	0.00	224,436.89	0.00	0.00	0.00	224,436.89	0.00
D	07/01/25 - 07/30/25	30	0.00	154,424.88	0.00	154,424.88	0.00	0.00	0.00	154,424.88	0.00
X-D	07/01/25 - 07/30/25	30	0.00	111,353.83	0.00	111,353.83	0.00	0.00	0.00	111,353.83	0.00
E	07/01/25 - 07/30/25	30	0.00	118,122.96	0.00	118,122.96	0.00	0.00	0.00	118,122.96	0.00
F	07/01/25 - 07/30/25	30	0.00	47,252.45	0.00	47,252.45	0.00	0.00	0.00	47,252.45	0.00
G	07/01/25 - 07/30/25	30	0.00	64,968.04	0.00	64,968.04	0.00	0.00	0.00	64,968.04	0.00
H	07/01/25 - 07/30/25	30	1,847,193.83	177,187.83	0.00	177,187.83	83,109.68	0.00	0.00	94,078.15	1,937,854.07
Totals			1,847,193.83	4,028,110.23	0.00	4,028,110.23	83,109.68	0.00	0.00	3,945,000.55	1,937,854.07

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00
A-S (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	17324TAK5	4.905099%	75,136,000.00	75,136,000.00	0.00	307,124.60	0.00	0.00	307,124.60	75,136,000.00
B (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	17324TAM1	4.905099%	54,907,000.00	54,907,000.00	0.00	224,436.89	0.00	0.00	224,436.89	54,907,000.00
C (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,060,000.00	182,060,000.00	0.00	698,406.02	0.00	0.00	698,406.02	182,060,000.00

Exchangeable Certificate Details
EC	17324TAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
EC	17324TAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	33,100,665.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,045,778.66	Master Servicing Fee	11,014.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,202.63
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	424.29
ARD Interest	0.00	Operating Advisor Fee	1,230.44
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	586.37
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,045,778.66	Total Fees	17,668.44

Principal		Expenses/Reimbursements
Scheduled Principal	1,267,705.93	Reimbursement for Interest on Advances	(65.04)
Unscheduled Principal Collections		ASER Amount	35,104.63
Principal Prepayments	27,887,959.35	Special Servicing Fees (Monthly)	47,053.87
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,202.22
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(186.00)
Total Principal Collected	29,155,665.28	Total Expenses/Reimbursements	83,109.68

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,945,000.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	29,155,665.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	33,100,665.83
Total Funds Collected	33,201,443.94	Total Funds Distributed	33,201,443.95

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	985,450,496.95	985,450,496.95	Beginning Certificate Balance	985,450,496.55
(-) Scheduled Principal Collections	1,267,705.93	1,267,705.93	(-) Principal Distributions	29,155,665.28
(-) Unscheduled Principal Collections	27,887,959.35	27,887,959.35	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	956,294,831.67	956,294,831.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	985,450,497.01	985,450,497.01	Ending Certificate Balance	956,294,831.27
Ending Actual Collateral Balance	956,294,831.71	956,294,831.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.91%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	145,410,937.60	15.21%	5	5.3478	NAP	Defeased	11	145,410,937.60	15.21%	5	5.3478	NAP
4,999,999 or less	8	25,996,234.88	2.72%	4	4.8478	3.055253	1.29 or less	13	262,962,215.68	27.50%	(1)	4.6833	1.071154
5,000,000 to 14,999,999	17	150,133,021.71	15.70%	4	4.7973	1.585888	1.30 to 1.49	7	227,116,085.14	23.75%	5	4.7936	1.386369
15,000,000 to 24,999,999	5	100,061,871.06	10.46%	4	4.8333	1.531437	1.50 to 1.69	2	116,358,979.48	12.17%	5	4.4981	1.576011
25,000,000 to 29,999,999	1	25,881,049.34	2.71%	5	4.9260	1.100000	1.70 to 1.89	5	98,154,104.93	10.26%	4	4.6029	1.787319
30,000,000 to 34,999,999	2	62,515,791.67	6.54%	(15)	4.6363	1.012202	1.90 to 2.09	0	0.00	0.00%	0	0.0000	0.000000
35,000,000 to 49,999,999	3	134,162,743.64	14.03%	4	4.4988	1.624816	2.1 or greater	12	106,292,508.84	11.12%	4	4.5312	2.475442
50,000,000 to 54,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	50	956,294,831.67	100.00%	3	4.7628	1.508957
55,000,000 or greater	3	312,133,181.77	32.64%	4	4.5694	1.403187
Totals	50	956,294,831.67	100.00%	3	4.7628	1.508957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	145,410,937.60	15.21%	5	5.3478	NAP
							Defeased	13	145,410,937.60	15.21%	5	5.3478	NAP
Arizona	3	50,056,831.60	5.23%	5	4.9351	1.480102
							Lodging	5	98,929,276.11	10.35%	(8)	4.6878	1.304452
California	6	53,058,696.99	5.55%	4	4.8821	1.672683
							Mixed Use	1	45,000,000.00	4.71%	5	4.2210	2.100000
Colorado	1	110,000,000.00	11.50%	5	4.5000	1.570000
							Multi-Family	1	2,500,000.00	0.26%	3	4.8600	3.860000
Delaware	2	15,417,832.17	1.61%	4	4.6515	1.326467
							Office	16	267,215,953.88	27.94%	5	4.9094	1.372888
Florida	1	10,703,587.46	1.12%	2	4.9000	2.750000
							Other	2	117,839,916.75	12.32%	5	4.5253	1.546049
Georgia	1	1,239,725.38	0.13%	5	4.8300	1.250000
							Retail	25	243,104,831.41	25.42%	4	4.5204	1.420538
Illinois	1	5,080,963.59	0.53%	5	5.1200	1.420000
							Self Storage	9	36,293,915.92	3.80%	5	4.6053	2.504394
Indiana	2	92,324,576.62	9.65%	3	4.3097	1.221808
							Totals	72	956,294,831.67	100.00%	3	4.7628	1.508957
Maryland	2	10,271,995.90	1.07%	3	4.3454	1.258324

Massachusetts	2	55,709,896.98	5.83%	3	4.4531	1.653835

Michigan	6	40,431,505.16	4.23%	4	4.8895	1.614505

Mississippi	2	2,073,954.41	0.22%	5	4.9691	2.351671

New Jersey	1	25,881,049.34	2.71%	5	4.9260	1.100000

New York	3	167,839,916.75	17.55%	5	4.6907	1.571952

North Carolina	2	5,191,666.06	0.54%	4	4.6807	1.637765

Ohio	8	21,973,313.88	2.30%	5	4.9671	1.706963

Pennsylvania	7	76,161,323.71	7.96%	(11)	4.8509	1.067102

South Carolina	4	22,564,237.75	2.36%	4	4.6260	1.772505

Tennessee	1	1,474,488.71	0.15%	5	5.0800	3.230000

Texas	2	37,641,140.21	3.94%	3	4.3718	1.683390

Virginia	2	5,787,191.40	0.61%	4	4.6861	1.478813

Totals	72	956,294,831.67	100.00%	3	4.7628	1.508957

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	145,410,937.60	15.21%	5	5.3478	NAP	Defeased	11	145,410,937.60	15.21%	5	5.3478	NAP
	4.249% or less	3	82,468,423.30	8.62%	4	4.2225	1.919416	6 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	5	153,790,874.82	16.08%	3	4.3245	1.411981	7 to 12 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.749%	7	168,845,493.86	17.66%	5	4.5496	1.725542	13 to 18 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.999%	19	356,460,759.88	37.28%	5	4.8972	1.441966	19 months or greater	39	810,883,894.07	84.79%	3	4.6579	1.502652
	5.000% to 5.249%	5	49,318,342.21	5.16%	(20)	5.0674	0.764038	Totals	50	956,294,831.67	100.00%	3	4.7628	1.508957
	5.250% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	956,294,831.67	100.00%	3	4.7628	1.508957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	145,410,937.60	15.21%	5	5.3478	NAP	Defeased	11	145,410,937.60	15.21%	5	5.3478	NAP
	59 months or less	39	810,883,894.07	84.79%	3	4.6579	1.502652	Interest Only	6	306,550,000.00	32.06%	5	4.5728	1.659568
	60 to 82 months	0	0.00	0.00%	0	0.0000	0.000000	269 months or less	33	504,333,894.07	52.74%	2	4.7097	1.407274
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	956,294,831.67	100.00%	3	4.7628	1.508957	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	956,294,831.67	100.00%	3	4.7628	1.508957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	145,410,937.60	15.21%	5	5.3478	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	596,853,709.42	62.41%	2	4.6711	1.562749
	13 to 24 months	1	11,897,002.88	1.24%	4	4.8600	1.720000
	25 months or greater	2	202,133,181.77	21.14%	4	4.6072	1.312408
	Totals	50	956,294,831.67	100.00%	3	4.7628	1.508957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10103722	1	OF	New York	NY	Actual/360	4.862%	481,426.51	0.00	0.00	N/A	01/06/26	--	115,000,000.00	115,000,000.00	07/06/25
2	10104407	1	98	Denver	CO	Actual/360	4.500%	426,250.00	0.00	0.00	N/A	01/06/26	--	110,000,000.00	110,000,000.00	08/06/25
3	10104408	1	MU	Austin	TX	Actual/360	5.580%	448,086.06	182,014.25	0.00	N/A	01/06/26	--	93,254,122.31	93,072,108.06	08/06/25
4	10104409	1	RT	Fort Wayne	IN	Actual/360	4.271%	321,165.48	181,897.89	0.00	N/A	11/06/25	--	87,315,079.66	87,133,181.77	08/04/25
5	10104410	1	LO	Boston	MA	Actual/360	4.358%	167,687.66	106,368.02	0.00	N/A	11/06/25	--	44,684,271.95	44,577,903.93	08/04/25
6	10104411	1	OF	Chandler	AZ	Actual/360	4.920%	189,216.29	76,755.23	0.00	N/A	01/06/26	--	44,661,594.94	44,584,839.71	08/06/25
7	10104412	1	MU	New York	NY	Actual/360	4.221%	163,563.75	0.00	0.00	N/A	01/06/26	--	45,000,000.00	45,000,000.00	08/06/25
8	10104413	1	LO	King of Prussia	PA	Actual/360	5.020%	140,558.54	0.00	0.00	N/A	12/06/22	06/06/25	32,515,791.67	32,515,791.67	12/06/24
9	10104414	1	RT	Manahawkin	NJ	Actual/360	4.926%	110,020.89	56,059.26	0.00	N/A	01/06/26	--	25,937,108.60	25,881,049.34	08/06/25
10	10104415	1	RT	Lubbock	TX	Actual/360	4.221%	109,029.58	0.00	0.00	N/A	11/06/25	--	30,000,000.00	30,000,000.00	08/06/25
11	10104416	1	OF	Various	Various	Actual/360	4.906%	98,207.20	23,246,447.68	0.00	N/A	11/06/25	--	23,246,447.68	0.00	08/06/25
12	10104417	1	OF	Pittsburgh	PA	Actual/360	4.990%	92,866.81	46,547.95	0.00	N/A	12/06/25	--	21,612,290.87	21,565,742.92	08/06/25
13	10104418	1	OF	Ann Arbor	MI	Actual/360	4.886%	93,731.22	38,737.81	0.00	N/A	12/06/25	--	22,277,763.90	22,239,026.09	08/06/25
14	10104419	1	OF	Various	OH	Actual/360	4.980%	86,276.48	36,911.51	0.00	N/A	01/06/26	--	20,118,882.96	20,081,971.45	08/06/25
16	10104421	1	RT	Various	Various	Actual/360	4.626%	72,895.71	30,972.56	0.00	N/A	12/05/25	--	18,299,413.40	18,268,440.84	08/06/25
17	10104422	1	RT	Various	Various	Actual/360	4.626%	71,452.23	30,359.24	0.00	N/A	12/05/25	--	17,937,049.00	17,906,689.76	08/06/25
18	10104423	1	RT	Lancaster	CA	Actual/360	4.860%	59,244.59	31,094.39	0.00	N/A	12/06/25	--	14,156,413.53	14,125,319.14	08/06/25
20	10104425	1	LO	Andover	MA	Actual/360	4.834%	46,440.56	24,601.13	0.00	N/A	12/05/25	--	11,156,594.18	11,131,993.05	08/06/25
21	10104426	1	OF	Los Angeles	CA	Actual/360	4.860%	49,869.88	19,337.18	0.00	N/A	12/06/25	--	11,916,340.06	11,897,002.88	08/06/25
22	10104427	1	LO	Orlando	FL	Actual/360	4.900%	45,263.32	23,731.15	0.00	N/A	10/06/25	--	10,727,318.61	10,703,587.46	08/06/25
23	10104428	1	RT	Seaford	DE	Actual/360	4.659%	47,961.38	18,754.41	0.00	N/A	12/06/25	--	11,954,730.28	11,935,975.87	08/06/25
24	10104429	1	OF	Los Angeles	CA	Actual/360	4.954%	49,244.17	18,308.58	0.00	N/A	01/06/26	--	11,543,556.14	11,525,247.56	08/06/25
25	10104430	1	RT	Various	Various	Actual/360	4.830%	45,134.02	20,412.77	0.00	N/A	01/06/26	--	10,851,697.64	10,831,284.87	08/06/25
26	10104431	1	SS	Pittsburgh	PA	Actual/360	4.466%	38,111.71	18,411.01	0.00	N/A	01/06/26	--	9,910,156.33	9,891,745.32	08/06/25
27	10104432	1	RT	Richardson	TX	Actual/360	5.196%	35,002.26	13,840.00	0.00	N/A	01/06/26	--	7,823,651.82	7,809,811.82	08/06/25
28	10104433	1	LO	Abilene	TX	Actual/360	5.003%	34,623.19	16,392.28	0.00	N/A	02/06/26	--	8,036,694.07	8,020,301.79	08/06/25
29	10104434	1	OF	Shenandoah	TX	Actual/360	4.966%	32,745.99	16,450.61	0.00	N/A	01/06/26	--	7,657,590.82	7,641,140.21	08/06/25
31	10104436	1	RT	Frederick	MD	Actual/360	4.240%	27,325.25	15,668.28	0.00	N/A	11/06/25	--	7,484,091.58	7,468,423.30	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	10104437	1	98	Oceanside	NY	Actual/360	4.880%	32,994.45	11,749.29	0.00	N/A	01/06/26	--	7,851,666.04	7,839,916.75	08/06/25
33	10104438	1	OF	Auburn Hills	MI	Actual/360	5.194%	27,435.25	12,897.16	0.00	N/A	11/06/25	--	6,134,055.83	6,121,158.67	08/06/25
34	10104439	1	SS	Monroeville	PA	Actual/360	4.466%	24,500.39	11,835.64	0.00	N/A	01/06/26	--	6,370,815.12	6,358,979.48	08/06/25
35	10104440	1	OF	Encino	CA	Actual/360	4.954%	28,028.30	10,420.70	0.00	N/A	01/06/26	--	6,570,245.09	6,559,824.39	08/06/25
36	10104441	1	SS	Munhall	PA	Actual/360	4.466%	22,458.69	10,849.34	0.00	N/A	01/06/26	--	5,839,913.66	5,829,064.32	08/06/25
38	10104443	1	RT	Brownsville	TX	Actual/360	4.605%	23,124.65	9,190.77	0.00	N/A	01/06/26	--	5,831,582.58	5,822,391.81	08/06/25
39	10104444	1	RT	Indianapolis	IN	Actual/360	4.950%	22,169.20	9,590.11	0.00	N/A	01/06/26	--	5,200,984.96	5,191,394.85	08/06/25
40	10104445	1	MF	Trotwood	OH	Actual/360	4.840%	21,627.23	9,154.58	0.00	N/A	11/06/25	--	5,189,152.49	5,179,997.91	08/06/25
41	10104446	1	RT	Chicago Heights	IL	Actual/360	5.120%	22,441.62	9,120.78	0.00	N/A	01/06/26	--	5,090,084.37	5,080,963.59	08/06/25
42	10104447	1	MF	Bentonville	AR	Actual/360	4.970%	22,302.29	8,341.92	0.00	N/A	11/06/25	--	5,211,152.63	5,202,810.71	08/06/25
43	10104448	1	MH	Various	AZ	Actual/360	4.900%	19,896.56	10,169.11	0.00	N/A	02/06/26	--	4,715,444.65	4,705,275.54	08/06/25
44	10104449	1	SS	Forestville	CA	Actual/360	4.890%	20,674.29	8,482.26	0.00	N/A	01/06/26	--	4,909,785.28	4,901,303.02	08/06/25
45	10104450	1	IN	Draper	UT	Actual/360	5.052%	20,437.88	4,698,002.90	0.00	N/A	12/06/25	--	4,698,002.90	0.00	08/06/25
46	10104451	1	LO	Altamonte Springs	FL	Actual/360	5.040%	18,827.20	9,214.78	0.00	N/A	01/06/26	--	4,338,064.66	4,328,849.88	08/06/25
47	10104452	1	LO	Manchester	TN	Actual/360	5.200%	17,897.90	13,109.78	0.00	N/A	01/06/26	--	3,997,049.35	3,983,939.57	08/06/25
49	10104454	1	IN	Franklin	KY	Actual/360	4.528%	17,727.96	7,308.30	0.00	N/A	12/05/25	--	4,546,666.41	4,539,358.11	08/06/25
51	10104456	1	RT	Union City	CA	Actual/360	4.694%	16,368.58	0.00	0.00	N/A	12/05/25	--	4,050,000.00	4,050,000.00	08/06/25
52	10104457	1	SS	Southfield	MI	Actual/360	4.670%	15,166.10	5,507.35	0.00	N/A	12/06/25	--	3,771,359.30	3,765,851.95	08/06/25
53	10104458	1	RT	Phoenix	AZ	Actual/360	5.224%	13,397.00	6,149.10	0.00	N/A	01/06/26	--	2,978,140.99	2,971,991.89	08/06/25
54	10104459	1	RT	Franklin	VA	Actual/360	4.780%	9,344.15	10,023.47	0.00	N/A	01/06/26	--	2,270,139.66	2,260,116.19	08/06/25
55	10104460	1	SS	Temple Hills	MD	Actual/360	4.990%	11,821.59	5,069.04	0.00	N/A	12/06/25	--	2,751,161.44	2,746,092.40	08/06/25
56	10104461	1	SS	Redford	MI	Actual/360	4.670%	11,753.73	4,268.19	0.00	N/A	12/06/25	--	2,922,803.63	2,918,535.44	08/06/25
57	10104462	1	SS	Various	Various	Actual/360	5.080%	11,520.42	5,137.52	0.00	N/A	01/06/26	--	2,633,573.91	2,628,436.39	08/06/25
58	10104463	1	MF	Tucson	AZ	Actual/360	4.860%	10,462.50	0.00	0.00	N/A	11/06/25	--	2,500,000.00	2,500,000.00	08/06/25
Totals								4,045,778.66	29,155,665.28	0.00				985,450,496.95	956,294,831.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	13,055,890.42	12,151,909.63	01/01/24	06/30/24	--	0.00	0.00	480,931.37	480,931.37	0.00	0.00
2	1	12,501,262.70	12,895,168.68	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	1	14,462,752.00	12,631,629.00	01/01/19	12/31/19	12/06/24	45,330,845.64	0.00	0.00	0.00	0.00	0.00
5	1	18,879,188.00	21,572,383.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	9,450,851.00	8,516,392.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	11,557,893.00	11,821,232.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	1,086,371.02	951,366.02	04/01/24	03/31/25	08/06/25	8,128,947.92	35,104.63	105,148.97	1,065,447.72	391,502.70	0.00
9	1	2,398,773.20	1,175,832.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	16,525,690.00	16,881,755.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	7,392,402.29	3,599,651.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,285,687.97	2,245,975.01	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,251,510.62	3,035,704.03	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,283,355.89	1,167,919.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,482,722.13	569,039.89	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	654,830.59	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,231,501.42	2,210,690.86	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	5,706.46	0.00
21	1	1,575,918.40	744,459.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	12,731,697.58	10,867,434.17	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,059,401.96	534,949.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,142,692.25	277,730.84	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	1,026,538.13	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,584,706.73	767,588.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	585,276.86	157,415.76	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	908,098.47	157,923.54	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1	632,336.00	647,400.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	597,728.66	176,710.42	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	792,072.03	370,523.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	584,555.67	675,043.32	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	945,929.74	463,627.17	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	728,973.34	295,426.23	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	1,022,296.82	328,636.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	853,689.62	433,889.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	807,773.98	391,957.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	827,547.61	842,923.38	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	504,087.65	396,031.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	368,391.62	367,131.88	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1	772,820.62	780,445.22	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	692,988.52	331,894.11	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	490,466.62	379,823.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		150,055,302.41	133,496,981.87				53,459,793.56	35,104.63	586,080.34	1,546,379.09	397,209.16	0.00

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	10104416	1	23,199,218.80	Payoff Prior to Maturity	0.00	0.00
45	10104450	1	4,688,740.55	Payoff Prior to Maturity	0.00	0.00
Totals			27,887,959.35		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	2	27,887,959.35	4.762847%	4.742322%	3
07/11/25	0	0.00	0	0.00	0	0.00	1	87,315,079.66	0	0.00	0	0.00	0	0.00	2	12,352,154.12	4.767691%	4.746871%	4
06/12/25	0	0.00	0	0.00	0	0.00	1	87,506,655.80	0	0.00	0	0.00	0	0.00	0	0.00	4.767862%	4.746813%	5
05/12/25	1	11,956,371.10	0	0.00	1	32,515,791.67	1	87,687,185.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767951%	4.746897%	6
04/11/25	0	0.00	0	0.00	1	32,515,791.67	1	87,877,441.29	0	0.00	0	0.00	0	0.00	1	14,000,000.00	4.768049%	4.746990%	7
03/12/25	0	0.00	1	32,515,791.67	0	0.00	1	88,056,611.65	0	0.00	0	0.00	0	0.00	0	0.00	4.765725%	4.744775%	8
02/12/25	1	32,515,791.67	0	0.00	0	0.00	1	88,266,429.42	0	0.00	0	0.00	0	0.00	0	0.00	4.765843%	4.744887%	9
01/13/25	1	88,444,174.23	0	0.00	0	0.00	1	88,444,174.23	0	0.00	0	0.00	0	0.00	0	0.00	4.765930%	4.744970%	10
12/12/24	0	0.00	0	0.00	0	0.00	1	88,621,267.65	0	0.00	0	0.00	0	0.00	0	0.00	4.766017%	4.745052%	11
11/13/24	0	0.00	0	0.00	0	0.00	1	88,808,210.79	0	0.00	0	0.00	0	0.00	0	0.00	4.766113%	4.745143%	12
10/11/24	0	0.00	0	0.00	0	0.00	1	88,983,970.11	0	0.00	0	0.00	0	0.00	0	0.00	4.766198%	4.745223%	13
09/12/24	0	0.00	0	0.00	0	0.00	1	89,169,626.76	0	0.00	0	0.00	0	0.00	0	0.00	4.766292%	4.745313%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10103722	07/06/25	0	B	480,931.37	480,931.37	23,995.50	115,000,000.00	11/01/24	1
8	10104413	12/06/24	7	5	105,148.97	1,065,447.72	458,066.10	32,515,791.67	11/22/24	13
Totals					586,080.34	1,546,379.09	482,061.60	147,515,791.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		32,515,792	0	32,515,792		0
0 - 6 Months		923,779,040	836,645,858	0		87,133,182
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	956,294,832	923,779,040	0	0	32,515,792	0
Jul-25	985,450,497	952,934,705	0	0	32,515,792	0
Jun-25	999,175,933	966,660,142	0	0	32,515,792	0
May-25	1,000,455,029	955,982,866	11,956,371	0	32,515,792	0
Apr-25	1,001,817,659	969,301,867	0	0	32,515,792	0
Mar-25	1,017,085,793	984,570,001	0	32,515,792	0	0
Feb-25	1,018,616,313	986,100,521	32,515,792	0	0	0
Jan-25	1,019,872,829	931,428,655	88,444,174	0	0	0
Dec-24	1,021,124,134	1,021,124,134	0	0	0	0
Nov-24	1,022,459,979	1,022,459,979	0	0	0	0
Oct-24	1,023,700,551	1,023,700,551	0	0	0	0
Sep-24	1,025,026,051	1,025,026,051	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10103722	115,000,000.00	115,000,000.00		--	17,861,944.20	1.39000	12/31/22	01/06/26	I/O
4	10104409	87,133,181.77	87,133,181.77	92,300,000.00	11/29/23	11,611,422.00	1.21000	12/31/19	11/06/25	245
8	10104413	32,515,791.67	32,515,791.67		--	373,496.62	0.23000	03/31/25	12/06/22	185
21	10104426	11,897,002.88	11,897,002.88	19,000,000.00	10/15/15	712,164.26	1.72000	06/30/24	12/06/25	245
Totals		246,545,976.32	246,545,976.32	111,300,000.00		30,559,027.08

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10103722	OF	NY	11/01/24	1
"	8/6/2025

Loan transferred to Greystone, as Special Servicer, on 11/1/24 due to Imminent Default as Borrower was requesting a modification due to declining occupancy. Loan subsequently transferred to LNR, as Special Servicer, on

12/26/24. Loan matu res on 1/6/26. Collateral consists of a 25-story Class B office building (Property) located in the Penn District office submarket of Midtown New York. Property contains 661,874 NRSF, of which 17,488 SF is retail that is 100%

occupied by CVS, TD Bank, City MD, and Cafe Cinq. Property was constructed in 1917 and was recently renovated in 2016. Lender has conditionally approved a proposed modification with Borrower and is currently documenting the transaction.

"

4	10104409	RT	IN	07/17/20	1
"	8/6/2025

Transfer as of 12/8/20. Borrower initially requested a transition of the Property back to the Noteholder. A foreclosure complaint was filed and a receiver is now in place as of September 2022. The receiver has been successfully working to maintaintenancy and attract new tenants to the Property. The receiver has engaged Property Manager to manage and lease the property. The property is currently 81% occupied as of 1Q 2025. Borrower and Lender are in discussions to a Deed-in-lieu/Forec losureor another form of transition from the Property, which includes a possible loan assumption with modifications with potential buyer. Lender is negotiating terms of modified debt with the assuming new borrower.
"

8	10104413	LO	PA	11/22/24	13
"	8/6/2025

Loan transferred as a SS on 12/30/2024 for imminent default. Subject is a 306-key branded portfolio of two hotels in King of Prussia, PA, which are 226-key full-service Crowne Plaza Hotel and 80-key limited-service Fairfield Inn &

Suites . Counselshave been retained. Borrower is cooperating with return of keys to Lender. Lender's Counsel moving forward with filing for receivership.
"

21	10104426	OF	CA	11/13/24	8
"	8/6/2025	WatchList Comments from Berkadia Shared Services:

8/6/2025 The loan is secured by a 40,315 square foot office property that was built in 1938 and located in Hollywood, CA. The tenant ""Pacific Standard Leasing, LLC"" occupying 40, 315 sf(100% of GLA) has a lease which expires on

02/28/2035.

08/06/2025 Loan returned from special servicing effective 07/22/2025 as a corrected mortgage. There is no current property operating information is available and Servicer is in the proces s of obtaining this information. As of 06/30/2024 analysis was at 1.71x and was consistent when compared with 06/30/2023 analysis DSCR of 1.67x. Per the rent roll dated 03/31/2025 the property was 100.00% occupied Per the site inspection dated 03/18/20 25, the property was rated good.

Inspection noted no major deferred maintenance item with a life safety issue. The servicer will contact the borrower for updates on performance of the property.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
8	10104413	1	35,522,108.61	5.02000%	35,522,108.61	5.02000%	10	10/16/20	10/16/20	09/06/20
8	10104413	1	0.00	5.02000%	0.00	5.02000%	1	06/06/23	06/06/23	06/06/23
8	10104413	1	0.00	5.02000%	0.00	5.02000%	9	01/05/24	01/05/24	01/05/24
20	10104425	1	0.00	4.83400%	0.00	4.83400%	10	10/09/20	10/09/20	10/09/20
28	10104433	1	0.00	5.00300%	8,909,547.09	5.00300%	9	11/06/20	11/06/20	01/11/21
Totals			35,522,108.61		44,431,655.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	24,756.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	18,797.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,999.93	0.00	0.00	35,104.63	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	(3,500.00)	0.00	692.07	0.00	0.00	0.00	(65.04)	0.00	(186.00)	0.00
28	0.00	0.00	0.00	0.00	510.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	47,053.87	0.00	1,202.22	35,104.63	0.00	0.00	(65.04)	0.00	(186.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		83,109.68

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Supplemental Notes
None

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